Earnings / (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per ordinary share (USD)
Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted

The computation of basic and diluted net earnings / (loss) per share for the Group is as follows:

	12 months ended December 31,
Earnings / (loss) per share	2023	2022	2021
Net income (USD'000)	(3,268)	5,770	(4,827)
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a	n/a
Net income / (loss) after effect of potentially dilutive instruments (USD'000)	(3,268)	5,770	(4,827)
Ordinary shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	7,799,766	6,610,293	6,610,293
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average shares outstanding - diluted	7,799,766	6,610,293	6,610,293
Net earnings / (loss) per share
Basic weighted average loss per share (USD)	(0.21)	0.41	(0.34)
Diluted weighted average loss per share (USD)	(0.21)	0.41	(0.34)

F shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	1,499,700	1,499,700	1,499,700
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average shares outstanding - diluted	1,499,700	1,499,700	1,499,700

Net earnings / (loss) per F share
Basic weighted average loss per share (USD)	(1.07)	2.04	(1.71)
Diluted weighted average loss per share (USD)	(1.07)	2.04	(1.71)

Shares	2023	2022	2021
Company Posted	Net loss	Net Gain	Net loss
Basic weighted average ordinary shares outstanding	7,799,766	6,610,293	6,610,293
Basic weighted average F shares outstanding	1,499,700	1,499,700	1,499,700
Dilutive effect of common stock equivalents	n/a	n/a	n/a
Dilutive weighted average common stock outstanding	n/a	n/a	n/a

Dilutive vehicles with anti-dilutive effect	2023	2022	2021
Ordinary shares
Total stock options	—	—	—
Total convertible instruments	1,559,828	—	—
Total number of ordinary shares from dilutive vehicles with anti-dilutive effect	1,559,828	—	—

Dilutive vehicles with anti-dilutive effect	2023	2022	2021
F shares
Total stock options	77	—	—
Total convertible instruments	—	—	—
Total number of F shares from dilutive vehicles with anti-dilutive effect	77	—	—